10. EMPLOYEE BENEFIT PLANS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Benefit Plans Details 1
401(k) matching contributions	$ 641	$ 589
Issuance of shares for employee stock purchase plan, Shares	5,998	10,678
Issuance of shares for employee stock purchase plan, Amount	$ 181	$ 203	$ 0
Retirement plan expense	258	397
Accrued liability related to retirement plan	3,000	2,700
Bank owned life insurance	34,190	28,274
Restricted stock expense	427	411
Aggregate intrinsic value of options outstanding and exercisable	$ 18	$ 49